Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Distribution costs	$ (470,120,810)	$ (504,184,248)	$ (438,601,936)
Administrative expenses	(197,256,571)	(187,421,796)	(161,390,779)
Others expenses by function	(270,703,334)	(278,757,105)	(284,087,358)
Others expenses included in ´Others expenses by function´	1,808,524	2,439,598	1,902,692
Total MSD&A	$ (936,272,191)	$ (967,923,551)	$ (882,177,381)